Accounting Policies	12 Months Ended
Sep. 30, 2023
Accounting Policy [Abstract]
Accounting Policies

3. Accounting policies

3.1.
Revenue

The Group is in a pre-revenue stage and therefore has not yet commenced sales. Below is the policy the Group will implement once it begins to generate sales.

The Group will evaluate revenue from contracts with customers based on the five-step model under IFRS 15: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the separate performance obligations; and (5) recognize revenues when (or as) each performance obligation is satisfied.

Revenue will be measured based on the consideration the Group expects to be entitled to in a contract with a customer and will exclude amounts collected on behalf of third parties. The Group will recognize revenue when it transfers control over a product or service to a customer.

Sale of electric vehicles

The Group plans to sell new electric vehicles directly to its customers, through its online platform. The prices of vehicles will be set forth in the customer contracts at stand-alone selling prices which will be agreed prior to delivery. The Group will satisfy its performance obligations for vehicle sales upon delivery, at which time the transfer of title, risks, and rewards of ownership and control will pass to the customer. The Group will recognize revenue at the agreed-upon purchase price stated in the contract less an estimate for returns. Prior to the delivery of each vehicle, payment will be received or financing will be arranged. Revenue will be recognized net of sales tax.

Deferred revenue relates to undelivered vehicle orders. Deferred revenue is recognized at the point when cash is received for the order and is derecognized into revenue upon delivery of the vehicle to the customer.

3.2.
Cost of sales

The Group is in a pre-revenue stage and therefore has not yet incurred cost of sales. Below is the policy the Group will implement upon commencement of sales.

Cost of sales will primarily relate to vehicle manufacturing costs, as well as any necessary adjustment to reflect inventory at the lower of cost and net realizable value. Cost of sales will also include the depreciation of moulds used in vehicle manufacture.

3.3.
Leasing

Group acting as a lessee

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group classifies assets with value less than $5,000 as low-value. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Leasehold property	3 - 10 years
Furniture, fixtures and office equipment	6 years
Vehicles	4 - 5 years

The estimated useful life of certain leasehold property has decreased in the year ended September 30, 2023 as a result of lease modifications during the year.

Depreciation of other right-of-use assets is recognized within operating expenses in the statement of profit or loss.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

Interest on lease liabilities is recognized within finance expense in the statement of profit or loss.

3.4.
Employee benefits

Short-term and long-term employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

Defined contribution schemes

Contributions to defined contribution pension schemes are charged to the statement of comprehensive income in the period to which they relate.

Severance liabilities

In certain countries in which the Group operates, employment law entitles employees to severance pay in certain situations. The entitlement to severance pay varies according to an individual employee’s tenure with the Group. The Group accounts for these severance liabilities based on an actuarial valuation using the Projected Unit Credit Method. There are no separate plan assets held in respect to these liabilities.

Severance liabilities are recognized in the Group’s consolidated statement of financial position under non-current liabilities. The related expenses, if incurred during the period, are recognized in the Group’s consolidated statement of profit or loss. Prior service cost is initially recognized to other comprehensive income (loss) at the date of plan amendment. Such prior service cost is amortized as expenses as a component of net periodic pension cost using the weighted average remaining years of service to full eligibility date for active employees.

3.5.
Share-based payments

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the retained earnings.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value.

3.6.
Taxation

The income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Current income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle balances on a net basis.

Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, except for differences arising on:

•
the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
•
investments in subsidiaries and associates to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle balances on a net basis.

Current and deferred tax

Current and deferred tax are recognized in the statement of profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

3.7.
Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprises cash at banks and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to insignificant risk of change in value.

3.8.
Property, plant and equipment

Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment. Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. Depreciation is recognized from the date the property, plant and equipment are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.

Property, plant and equipment is depreciated over the estimated useful life of the assets as follows:

Leasehold and leasehold improvements	3 - 10 years
Furniture, fixtures and office equipment	3 - 10 years
Plant equipment	5 years
Vehicles	3 - 5 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

3.9.
Intangible assets

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. Amortization is recognized within operating expenses in the statement of profit or loss. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Development costs	10 years
Patents and trademarks	10 years
Software	5 - 10 years

Internally-generated intangible assets

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Expenditure includes both employees of the Group and external contractors contributing to the development projects. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in the statement of profit or loss in the period in which it is incurred.

Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

3.10.
Impairment of tangible and intangible assets

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in the statement of profit or loss.

3.11.
Inventory

Inventory consists of vehicles not yet delivered to customers and raw materials to be used in product development.

Inventory is stated at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out allocation method. In the case of manufactured inventories, cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs to complete and to make the sale.

3.12.
Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost.

Provision for dismantlement, removal and restoration are recognized when the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and the amounts have been reliably estimated. The Group recognizes the estimated costs of dismantlement, removal or restoration of items of property, plant and equipment arising from the acquisition or use of assets. This provision is estimated based on the best estimate of the expenditure required to settle the obligation, taking into consideration time value.

Changes in the estimated timing or amount of the expenditure or discount rate for asset dismantlement, removal and restoration costs are adjusted against the cost of the related property, plant and equipment, unless the decrease in the liability exceeds the carrying amount of the assets or the asset has reached the end of its useful life. In such cases, the excess of the decrease over the carrying amount of the asset or the changes in the liability is recognized in profit or loss immediately.

3.13.
Convertible loan notes

Convertible loan notes are accounted for as a hybrid financial instrument comprising: (i) a liability for the principal and interest amount, and (ii) a single compound embedded derivative instrument for the conversion options and premium feature.

The host contract is classified as a financial liability because there is an obligation to make fixed interest payments on a quarterly basis and there is an obligation to deliver cash to the holder on redemption of the Convertible Notes at the maturity date.

When the holders' conversion option meets “fixed-for-fixed” criterion it is classified as equity. When this criterion is not met, the holders' conversion option is classified as a derivative financial liability and revalued to its fair value at each reporting date.

3.14.
Financial instruments

Financial assets

On initial recognition, a financial asset is classified as measured at amortized cost for trade and other receivables. A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at fair value through profit or loss (“FVTPL”):

•
it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These financial assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss.

Financial liabilities

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expenses and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

Measurement of fair values - valuation techniques and significant unobservable inputs

For the valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used, see Note 21.

3.15.
Equity reserves

The share option reserve represents the cumulative amounts charged to profit in respect of employee share option arrangements where the scheme has not yet been settled by means of an award of shares to an individual.

The merger reserve represents equity shares issued in consideration for the shares of another company, where, as part of the arrangement, at least 90% of the company was acquired. The merger reserve is recognized instead of share premium on the issue of the shares.

The foreign currency translation reserve represents the difference between the translated values of assets and liabilities at the closing rate and the historical rate.